Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - May | iShares Russell 2000 ETF, Expiration: 04/30/2027; Exercise Price: $2.78 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.40%
Innovator U.S. Small Cap Power Buffer ETF™ - May | iShares Russell 2000 ETF, Expiration: 04/30/2027; Exercise Price: $277.97 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.00%
Innovator U.S. Small Cap Power Buffer ETF™ - May | iShares Russell 2000 ETF, Expiration: 04/30/2027; Exercise Price: $329.28 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.20%)
Innovator U.S. Small Cap Power Buffer ETF™ - May | iShares Russell 2000 ETF, Expiration: 04/30/2027; Exercise Price: $236.27 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.50%)